Other income	6 Months Ended
Jun. 30, 2021
Other Income [Line Items]
Disclosure Of Other Operating Income Explanatory
Note 5

Other income
UBS

AG

recognized

USD
350

million

of

other

income

in

the
second quarter

of 2021,

compared

with USD
153

million in

the
second quarter

of 2020.

This includes

gains of

USD
101

million
from

properties

held

for

sale,

largely

driven

by

the

sale

of

a
property in Basel,

and other income of

USD
45

million related to
a

legacy

bankruptcy

claim
.
In

addition,
the

investment
in
Clearstream Fund

Centre was sold

to Deutsche Börse

AG during
the quarter, resulting

in a USD
37

million net gain.